Intangible assets (Tables)	12 Months Ended
Mar. 31, 2015
Intangible assets
Schedule of intangible assets

	As of March 31,
	2014	2015
	(in millions of RMB)
Non-compete agreements	1,050	3,630
Developed technology and patents	1,041	3,331
Trade names, trademarks and domain names	768	2,007
User base and customer relationships	264	855
Copyrights and others	—	295
Less: accumulated amortization and impairment	(1,217)	(3,543)

Net book value	1,906	6,575

Schedule of estimated future aggregate amortization expenses
Amounts
(in millions of RMB)
For the year ending March 31,
2016	2,629
2017	2,333
2018	1,186
2019	342
2020	71
Thereafter	14

6,575